Disclosure of Components of Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Income tax benefit for continuing operations	$ 33
Accounting profit before tax	(33,167)	(4,899)
Income tax expense	33
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
Current tax on losses for the period	(33)
Adjustment for current tax on prior periods
Total current tax expense	(33)
Decrease in deferred tax asset
Income tax benefit for continuing operations	(33)
Loss before income tax from continuing operations	(33,167)	(4,899)
Loss before income tax from discontinued operations	(15,534)	(6,633)
Accounting profit before tax	(48,701)	(11,532)
Tax at Australia tax rate of 30% (July 2020: tax at New Zealand tax rate of 28%)	(14,610)	(3,229)
- permanent differences including discontinued operations	14,302	990
- adjustments in respect of current tax or prior periods		23
- effects of different tax rates of subsidiaries operating in other jurisdictions	48	(2)
- deferred tax assets relating to the current period not recognized	326	2,256
- other		(12)
Income tax expense	66	26
Income tax expense reported in statement of profit or loss	(33)
Income tax attributable to discontinued operations	$ 33	$ 26